INCOME TAXES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Major components of tax expense (income) [abstract]
Effective tax rate	(3.00%)	97.00%	27.00%	113.00%
Deferred tax expense (income)	$ (5.0)	$ 11.8	$ (5.0)	$ 11.8
Discrete tax benefit		$ 19.9		$ 19.9